FINANCIAL INSTRUMENTS (Carrying Value and Estimated Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Restricted cash and investments	$ 1,596	$ 1,647
Restricted cash and investments, fair value	1,596	1,647
Financial liabilities:
Term Loans, fair value	5,916	8,793
Term Loans	$ 5,970	$ 8,954